Statement of Stockholders' Deficit (USD $)		Common Stock	Additional Paid in Capital	Stock Payable	Deficit Accumulated during Development Stage	Total
Balance, Value at Jan. 21, 2014		$ 0				$ 0
Balance, Shares at Jan. 21, 2014		0
Common stock issued, Value	[1]	50,014			(49,514)	500
Common stock issued, Shares	[1]	500,135,000
Net Income (Loss)					(1,040)	(1,040)
Balance, Value at Feb. 28, 2014		$ 50,014			$ (50,554)	$ (540)
Balance, Shares at Feb. 28, 2014		500,135,000

[1]	Common stock issued $0.0001 par value, as on February 24, 2014.